Litigation	6 Months Ended
Jun. 30, 2013
Litigation
Note 29 Litigation

The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. The Group’s material proceedings, related provisions and estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions are described in Note 37 – Litigation in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 and updated in subsequent quarterly reports (including below). Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.

The Group accrues litigation provisions (including estimated fees and expenses of external lawyers and other service providers) and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.

It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.

Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings, the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.

The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed in Note 37 referenced above and updated in quarterly reports and below for which the Group believes an estimate is possible is zero to CHF 2.3 billion.

In 2Q13, the Group recorded net litigation provisions of CHF 155 million. After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.

Mortgage-related matters

The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.

Individual investor actions

On April 24, 2013, the Supreme Court of the State of New York, New York County (SCNY) dismissed the action brought by Phoenix Light SF Ltd. and affiliated entities against Credit Suisse Securities (USA) LLC (CSS LLC) and its affiliates, although plaintiffs were granted leave to replead. On May 28, 2013, The Union Central Life Insurance Company and affiliated entities filed a letter motion to propose a second amended complaint in the action brought against CSS LLC and its affiliates and employees. On May 13, 2013, following a settlement, a West Virginia state court dismissed with prejudice the action brought by West Virginia Investment Management Board against CSS LLC. On June 20, 2013, the US District Court for the Central District of California dismissed in part the action pending in such court against CSS LLC brought by the FDIC, as receiver for Colonial Bank; the remaining claims relate to approximately USD 34 million of the RMBS at issue (approximately 12% of the USD 283 million at issue against all defendants in the operative pleading).

Repurchase litigations

On May 31, 2013, Asset Backed Securities Corporation Home Equity Loan Trust Series AMQ 2007-HE2 filed an action against DLJ Mortgage Capital, Inc. (DLJ) in the SCNY, alleging that DLJ breached representations and warranties in respect of certain mortgage loans and failed to repurchase such mortgage loans as required under the applicable agreements. No damages amount is alleged.

Auction Rate Securities

On May 22, 2013, the Group and Elbit Systems Ltd (Elbit) settled Elbit’s lawsuit in the US District Court for the Southern District of New York seeking approximately USD 16 million related to the purchase of auction rate securities, alleging federal securities law claims and state law aiding and abetting fraud and unjust enrichment causes of action.

Tax matters

Credit Suisse has been responding to subpoenas and other requests for information from the United States Department of Justice (DOJ), SEC and other authorities involving historical Private Banking services provided on a cross-border basis to US persons. US authorities are investigating possible violations of US tax and securities laws. In particular, the DOJ is investigating whether US clients violated their US tax obligations and whether Credit Suisse and certain of its employees assisted such clients. The SEC is investigating whether certain of our relationship managers triggered obligations for Credit Suisse or the relationship managers in Switzerland to register with the SEC as a broker-dealer or investment advisor. A limited number of current or former employees have been indicted and one former employee pleaded guilty to conduct while employed at other financial institutions that did not involve Credit Suisse. Credit Suisse received a grand jury target letter from the DOJ. We understand that certain US authorities are also investigating other Swiss and non-US financial institutions. We have been conducting an internal investigation and are continuing to cooperate with the authorities both in the US and Switzerland to resolve this matter in a responsible manner that complies with our legal obligations. Our provision of Swiss-based information to these US authorities has been in accordance with permission granted by Swiss authorities including the Swiss Federal Council. In early July 2013 the Federal Council announced that it would also provide permission to banks, including Credit Suisse, to transmit information on the destination of assets of US clients who closed their Swiss bank account. Credit Suisse has applied for and received such permission from the Federal Council.

Singapore MAS matter

On June 14, 2013, the Monetary Authority of Singapore (MAS) announced it was taking supervisory action against 20 banks for various deficiencies relating to the benchmark processes regarding the Singapore dollar interest rate benchmarks, Singapore Interbank Offered Rates and Swap Offered Rates, and the foreign exchange spot benchmarks commonly used to settle Non-Deliverable Forward foreign exchange contracts. Credit Suisse AG Singapore Branch (CSSB) was one of the named banks. The MAS censured the banks and directed them to adopt measures to address these deficiencies. The MAS has also required 19 of the 20 banks, including CSSB, to set aside additional statutory reserves for a period of one year. CSSB, along with six other panel banks, has been calibrated in the third of five tiers by the MAS and required to set aside additional statutory reserves of SGD 400-600 million, which were deposited with the MAS in a non-interest bearing account. These additional reserves will be returned to each bank within one year, assuming it has satisfied the MAS that it has adopted sufficient measures to address the identified deficiencies.

CDS-related matters

In July 2013, the Directorate General for Competition of the European Commission (DG Comp) issued a Statement of Objections (SO) to various entities of thirteen CDS dealer banks, certain Markit entities and the International Swaps and Derivatives Association, Inc. (ISDA) in relation to DG Comp’s investigation into possible violations of competition law by certain CDS market participants. Certain Credit Suisse entities were among the named bank entities. The SO marks the commencement of enforcement proceedings in respect of what DG Comp alleges were unlawful attempts to prevent the development of exchange traded platforms for CDS between 2006 and 2009. The next step in the process is for the named entities to provide written responses.

In addition, certain Credit Suisse entities, as well as other banks, have been named in civil litigation in the US. Further, Credit Suisse (USA), Inc. has received civil investigative demands from the DOJ.